Investments in associates and joint ventures - Movement of investments in associates and joint ventures (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments in associates and joint ventures
Opening balance	$ 8,418,632	$ 9,496,600	$ 8,357,186
Capital contributions	20,430	853	329,377
Effects of equity method through:
Profit or loss	764,366	805,349	768,422
Other comprehensive income	(39,266)	(1,349,568)	1,600,113
Dividends declared	(527,663)	(526,615)	(1,556,406)
Impairment recovery	15,374	(7,987)	(2,092)
Closing balance	8,651,873	8,418,632	9,496,600	$ 8,357,186
Dividends received	425,191	482,124	1,471,134	206,048
Joint ventures
Investments in associates and joint ventures
Opening balance	5,875,015	6,803,601	5,749,030
Capital contributions	20,430	853	329,377
Effects of equity method through:
Profit or loss	629,222	607,617	642,093
Other comprehensive income	(117,716)	(1,181,002)	1,450,948
Dividends declared	(349,070)	(348,067)	(1,365,755)
Impairment recovery	15,374	(7,987)	(2,092)
Closing balance	6,073,255	5,875,015	6,803,601	5,749,030
Associates
Investments in associates and joint ventures
Opening balance	2,543,617	2,692,999	2,608,156
Capital contributions	0	0
Effects of equity method through:
Profit or loss	135,144	197,732	126,329
Other comprehensive income	78,450	(168,566)	149,165
Dividends declared	(178,593)	(178,548)	(190,651)
Impairment recovery	0	0
Closing balance	$ 2,578,618	$ 2,543,617	$ 2,692,999	$ 2,608,156